SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
List of Accounting Policies [Abstract]
Statement of compliance
STATEMENT OF COMPLIANCE
We prepared our consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Board of Directors (the Board) authorized these consolidated financial statements for issue on March 8, 2018.

Basis of presentation
BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:

•	certain financial instruments as disclosed in note 16, which are measured at fair value;

•	the net deferred pension liability, which is measured as described in note 22; and

•	liabilities for stock-based compensation, which are measured at fair value as disclosed in note 24.

Basis of consolidation
BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

Foreign currency translation
FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:

•	monetary assets and monetary liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;

•	non-monetary assets, non-monetary liabilities, and related depreciation and amortization expenses - at the historical exchange rates; and

•	revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

Business combinations
BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred and the equity interests we issued, less the liabilities we assumed to acquire the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

Reportable segments
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. They review adjusted operating profit as the key measure of profit for the purpose of assessing performance for each segment and to make decisions about the allocation of resources. Adjusted operating profit is defined as income before stock-based compensation, depreciation and amortization, restructuring, acquisition and other, finance costs, other expense (income), and income tax expense.

We will redefine our reportable segments effective January 1, 2018 as a result of technological evolution and the increased overlap between the various product offerings within our Cable and Business Solutions reportable segments, as well as how we allocate resources amongst, and the general management of, our reportable segments. Effective January 1, 2018, the results of our existing Cable segment, Business Solutions segment, and our Smart Home Monitoring products will be presented within a redefined Cable segment. Financial results related to our Smart Home Monitoring product are currently reported within Corporate items and intercompany eliminations. We will retrospectively amend our 2017 comparative segment results in 2018 to account for this redefinition.

Effective January 1, 2018, our chief operating decision maker will commence using adjusted EBITDA as the key measure of profit for the purpose of assessing performance for each segment and to make decisions about the allocation of resources. Adjusted EBITDA will be defined as income before depreciation and amortization, restructuring, acquisition and other, finance costs, other expense (income), and income tax expense.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.

Revenue recognition
Revenue recognition
We recognize revenue when we can estimate its amount, have delivered on our obligations within the revenue-generating arrangements, and are reasonably assured that we can collect it. Revenue is recognized net of discounts.

Source of revenue	How we recognize revenue
Monthly subscriber fees for: ● wireless airtime and data services; ● cable, telephony, and Internet services; ● network services; ● media subscriptions; and ● rental of equipment	●	As the service is provided
Revenue from roaming, long distance, pay per use, and other optional or non-subscription services and other sales of products	●	As the service is provided or product is delivered
Revenue from the sale of wireless and cable equipment	●	When the equipment is delivered and accepted by the independent dealer or subscriber in a direct sales channel
Equipment subsidies related to providing equipment to new and existing subscribers	●	Equipment subsidies are recognized as a reduction of equipment revenue when the equipment is activated
Activation fees charged to subscribers in Wireless	●	As part of service revenue upon activation
	●	These fees do not meet the criteria as a separate unit of accounting
Advertising revenue	●	When the advertising airs on our radio or television stations, is featured in our publications, or displayed on our digital properties
Monthly subscription revenue received by television stations for subscriptions from cable and satellite providers	●	When the services are delivered to cable and satellite providers' subscribers
Toronto Blue Jays revenue from home game admission and concessions	●	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from Major League Baseball, including fund redistribution and other distributions	●	When the amount can be determined
Revenue from Toronto Blue Jays, radio, and television broadcast agreements	●	At the time the related games are aired
Revenue from sublicensing of program rights	●	Over the course of the applicable season
Rewards granted to customers through customer loyalty programs, which are considered a separately identifiable component of the sales transactions	●	Estimate the portion of the original sales transaction to allocate to the reward credit based on the fair value of the reward credit that can be obtained when the credit is redeemed
	●	Defer the allocated amount as a liability until the rewards are redeemed by the customer and we provide the goods or services
Interest income on credit card receivables	●	As it is earned (i.e. upon the passage of time) using the effective interest method

Multiple deliverable arrangements
We offer some products and services as part of multiple deliverable arrangements. We recognize these as follows:

•
divide the products and services into separate units of accounting, as long as the delivered elements have stand-alone value to customers and we can determine the fair value of any undelivered elements objectively and reliably; then

•
measure and allocate the arrangement consideration among the accounting units based on their relative fair values and recognize revenue related to each unit when the relevant criteria are met for each unit individually; however

•
when an amount allocated to a delivered item is contingent upon the delivery of additional items or meeting specified performance conditions, the amount allocated to the delivered item is limited to the non-contingent amount, as applicable.

Unearned revenue
We recognize payments we receive in advance of providing goods and services as unearned revenue. Advance payments include subscriber deposits, cable installation fees, ticket deposits related to Toronto Blue Jays ticket sales, and amounts subscribers pay for services and subscriptions that will be provided in future periods.

Property, plant and equipment
Recognition and measurement, including depreciation
We measure property, plant and equipment upon initial recognition at cost and begin recognizing depreciation when the asset is ready for its intended use. Subsequently, property, plant and equipment is carried at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures (capital expenditures) that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes:

•	the cost of materials and direct labour;

•	costs directly associated with bringing the assets to a working condition for their intended use;

•	expected costs of decommissioning the items and restoring the sites on which they are located (see note 19); and

•	borrowing costs on qualifying assets.

We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	5 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years

We recognize all costs related to subscriber acquisition and retention in net income as incurred, except connection and installation costs that relate to the cable network, which are capitalized and depreciated over the expected life of the Cable customer.

We calculate gains and losses on the disposal of property, plant and equipment by comparing the proceeds from the disposal with the item's carrying amount and recognize the gain or loss in net income.

We capitalize development expenditures if they meet the criteria for recognition as an asset and amortize them over their expected useful lives once the assets to which they relate are available for use. We expense research expenditures, maintenance costs, and training costs as incurred.

Impairment testing
We test non-financial assets with finite useful lives for impairment whenever an event or change in circumstances indicates that their carrying amounts may not be recoverable. The asset is impaired if the recoverable amount is less than the carrying amount. If we cannot estimate the recoverable amount of an individual asset because it does not generate independent cash inflows, we test the entire cash generating unit (CGU) for impairment.

A CGU is the smallest identifiable group of assets that generates cash inflows largely independent of the cash inflows from other assets or groups of assets.

Recognition and measurement of an impairment charge
An item of property, plant and equipment, an intangible asset, or goodwill is impaired if the recoverable amount is less than the carrying amount. The recoverable amount of a CGU or asset is the higher of its:

•	fair value less costs to sell; and

•	value in use.

If our estimate of the asset's or CGU’s recoverable amount is less than its carrying amount, we reduce its carrying amount to the recoverable amount and recognize the loss in net income immediately.

We reverse a previously recognized impairment loss if our estimate of the recoverable amount of a previously impaired asset or CGU has increased such that the impairment recognized in a previous year has reversed. The reversal is recognized by increasing the asset's or CGU's carrying amount to our new estimate of its recoverable amount. The carrying amount of the asset or CGU subsequent to the reversal cannot be greater than its carrying amount if we had not recognized an impairment loss in previous years.

Intangible assets and goodwill
RECOGNITION AND MEASUREMENT, INCLUDING AMORTIZATION
Upon initial recognition, we measure intangible assets at cost unless they are acquired through a business combination, in which case they are measured at fair value. We begin recognizing amortization on intangible assets with finite useful lives when the asset is ready for its intended use. Subsequently, the asset is carried at cost less accumulated amortization and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of a separately-acquired intangible asset comprises:

•	its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; and

•	any directly attributable cost of preparing the asset for its intended use.

Indefinite useful lives
We do not amortize intangible assets with indefinite lives, including spectrum licences, broadcast licences, and certain brand names.

Finite useful lives
We amortize intangible assets with finite useful lives into depreciation and amortization on the Consolidated Statements of Income, except programming rights, which are amortized into operating costs on the Consolidated Statements of Income, on a straight-line basis over their estimated useful lives as noted in the table below. We monitor and review the useful lives, residual values, and amortization methods at least once per year and change them if they are different from our previous estimates. We recognize the effects of changes in estimates in net income prospectively.

Intangible asset	Estimated useful life
Customer relationships	3 to 10 years
Roaming agreements	12 years

Acquired program rights
Program rights are contractual rights we acquire from third parties to broadcast programs, including rights to broadcast live sporting events. We recognize them at cost less accumulated amortization and accumulated impairment losses. We capitalize program rights on the Consolidated Statements of Financial Position when the licence period begins and the program is available for use and amortize them to other external purchases in operating costs on the Consolidated Statements of Income over the expected exhibition period. If we have no intention to air programs, we consider the related program rights impaired and write them off. Otherwise, we test them for impairment as intangible assets with finite useful lives.

The costs for multi-year sports and television broadcast rights agreements are recognized in operating expenses during the applicable seasons based on the pattern in which the rights are aired or are expected to be consumed. To the extent that prepayments are made at the commencement of a multi-year contract towards future years' rights fees, these prepayments are recognized as intangible assets and amortized to operating expenses over the contract term. To the extent that prepayments are made for annual contractual fees within a season, they are included in Other current assets on our Consolidated Statements of Financial Position, as the rights will be consumed within the next twelve months.

Goodwill
We recognize goodwill arising from business combinations when the fair value of the separately identifiable assets we acquired and liabilities we assumed is lower than the consideration we paid (including the recognized amount of the non-controlling interest, if any). If the fair value of the consideration transferred is lower than that of the separately identified assets and liabilities, we immediately recognize the difference as a gain in net income.

IMPAIRMENT TESTING
We test intangible assets with finite useful lives for impairment whenever an event or change in circumstances indicates that their carrying amounts may not be recoverable. We test indefinite-life intangible assets and goodwill for impairment once per year as at October 1, or more frequently if we identify indicators of impairment.

If we cannot estimate the recoverable amount of an individual intangible asset because it does not generate independent cash inflows, we test the entire CGU to which it belongs for impairment.

Goodwill is allocated to CGUs (or groups of CGUs) based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs (or groups of CGUs) that are expected to benefit from the synergies of the business combination from which the goodwill arose.

Recognition and measurement of an impairment charge
An intangible asset or goodwill is impaired if the recoverable amount is less than the carrying amount. The recoverable amount of a CGU or asset is the higher of its:

•	fair value less costs to sell; and

•	value in use.

We reverse a previously recognized impairment loss, except in respect of goodwill, if our estimate of the recoverable amount of a previously impaired asset or CGU has increased such that the impairment recognized in a previous year has reversed. The reversal is recognized by increasing the asset's or CGU’s carrying amount to our new estimate of its recoverable amount. The carrying amount of the asset or CGU subsequent to the reversal cannot be greater than its carrying amount had we not recognized an impairment loss in previous years.

Income taxes
Income tax expense includes both current and deferred taxes. We recognize income tax expense in net income unless it relates to an item recognized directly in equity or other comprehensive income. We provide for income taxes based on all of the information that is currently available.

Current tax expense is tax we expect to pay or receive based on our taxable income or loss during the year. We calculate the current tax expense using tax rates enacted or substantively enacted as at the reporting date, including any adjustment to taxes payable or receivable related to previous years.

Deferred income tax
Deferred tax assets and liabilities arise from temporary differences between the carrying amounts of the assets and liabilities we recognize on our Consolidated Statements of Financial Position and their respective tax bases. We calculate deferred tax assets and liabilities using enacted or substantively enacted tax rates that will apply in the years in which the temporary differences are expected to reverse.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same authority on:

•	the same taxable entity; or

•	different taxable entities where these entities intend to settle current tax assets and liabilities on a net basis or the tax assets and liabilities will be realized and settled simultaneously.

We recognize a deferred tax asset for unused losses, tax credits, and deductible temporary differences to the extent it is probable that future taxable income will be available to use the asset.

Earnings per share
We calculate basic earnings per share by dividing the net income or loss attributable to our RCI Class A Voting and RCI Class B Non-Voting shareholders by the weighted average number of RCI Class A Voting and RCI Class B Non-Voting shares (Class A Shares and Class B Non-Voting Shares, respectively) outstanding during the year.

We calculate diluted earnings per share by adjusting the net income or loss attributable to Class A and Class B Non-Voting shareholders and the weighted average number of Class A Shares and Class B Non-Voting Shares outstanding for the effect of all dilutive potential common shares. We use the treasury stock method for calculating diluted earnings per share, which considers the impact of employee stock options and other potentially dilutive instruments.

Options with tandem stock appreciation rights or cash payment alternatives are accounted for as cash-settled awards. As these awards can be exchanged for common shares of the Company, they are considered potentially dilutive and are included in the calculation of the Company’s diluted net earnings per share if they have a dilutive impact in the period.

Accounts receivable
We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value, and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

Inventories
We measure inventories, including wireless devices and merchandise for resale, at the lower of cost (determined on a first-in, first-out basis) and net realizable value. We reverse a previous writedown to net realizable value, not to exceed the original recognized cost, if the inventories later increase in value.

Recognition, Classification and measurement of financial instruments
Recognition
We initially recognize cash and cash equivalents, bank advances, accounts receivable, debt securities, and accounts payable and accrued liabilities on the date they originate. All other financial assets and financial liabilities are initially recognized on the trade date when we become a party to the contractual provisions of the instrument.

Classification and measurement
We measure financial instruments by grouping them into classes upon initial recognition, based on the purpose of the individual instruments. We initially measure all financial instruments at fair value plus, in the case of our financial instruments not classified as fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issuance of the financial instruments. The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification	Measurement method

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Investments, available-for-sale	Available-for-sale [1]	Fair value

Financial liabilities
Bank advances	Other financial liabilities	Amortized cost
Short-term borrowings	Other financial liabilities [2]	Amortized cost
Accounts payable	Other financial liabilities	Amortized cost
Accrued liabilities	Other financial liabilities	Amortized cost
Long-term debt	Other financial liabilities [2]	Amortized cost

Derivatives [3]
Debt derivatives [4]	Held-for-trading	Fair value
Bond forwards	Held-for-trading	Fair value
Expenditure derivatives	Held-for-trading	Fair value
Equity derivatives	Held-for-trading [5]	Fair value

[1]
Subsequently measured at fair value with changes recognized in other comprehensive income. The net change subsequent to initial recognition, in the case of investments, is reclassified into net income upon disposal of the investment or when the investment becomes impaired.

[2]	Subsequently measured at amortized cost using the effective interest method.

[3]
The derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

[4]	Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes.

[5]	Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.

Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities
We offset financial assets and financial liabilities and present the net amount on the Consolidated Statements of Financial Position when we have a legal right to offset them and intend to settle on a net basis or realize the asset and liability simultaneously.

Derivative instruments
Derivative instruments
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivative	The risk they manage		Types of derivative instruments
Debt derivatives	●	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated long-term debt	●	Cross-currency interest rate exchange agreements
			●	Forward foreign exchange agreements (from time to time as necessary)
Bond forwards	●	Impact of fluctuations in market interest rates on forecasted interest payments for expected long-term debt	●	Forward interest rate agreements
Expenditure derivatives	●	Impact of fluctuations in foreign exchange rates on forecasted US dollar-denominated expenditures	●	Forward foreign exchange agreements
Equity derivatives	●	Impact of fluctuations in share price on stock-based compensation expense	●	Total return swap agreements
We use derivatives only to manage risk, and not for speculative purposes.

When we designate a derivative instrument as a hedging instrument for accounting purposes, we first determine that the hedging instrument will be highly effective in offsetting the changes in fair value or cash flows of the item it is hedging. We then formally document the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy and the methods we will use to assess the ongoing effectiveness of the hedging relationship.

We assess, on a quarterly basis, whether each hedging instrument continues to be highly effective in offsetting the changes in the fair value or cash flows of the item it is hedging.

We assess host contracts in order to identify embedded derivatives requiring separation from the host contracts and account for these embedded derivatives as separate derivatives when we first become party to a contract.

Hedging reserve
Hedging reserve
The hedging reserve represents the accumulated change in fair value of the derivative instruments to the extent they were effective hedges for accounting purposes, less accumulated amounts reclassified into net income.

Deferred transaction costs
Deferred transaction costs
We defer transaction costs associated with issuing long-term debt and direct costs we pay to lenders to obtain revolving credit facilities and amortize them using the effective interest method over the life of the related instrument.

Available-for-sale financial assets reserve
Available-for-sale financial assets reserve
The available-for-sale financial assets reserve represents the accumulated change in fair value of our available-for-sale investments, less accumulated impairment losses related to the investments and accumulated amounts reclassified into net income upon disposal of investments.

Impairment testing of financial assets
Impairment testing
We consider a financial asset impaired if there is objective evidence that one or more events have had a negative effect on its estimated future cash flows and the effect can be reliably estimated. Financial assets that are significant in value are tested for impairment individually. All other financial assets are assessed collectively based on the nature of each asset.

We measure impairment for financial assets as follows:

•
loans and receivables - we measure an impairment loss for loans and receivables as the excess of the carrying amount of the asset over the present value of future cash flows we expect to derive from it, if any. The difference is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

•
available-for-sale financial assets - we measure an impairment loss on available-for-sale financial assets as the excess of the cost to acquire the asset (less any impairment loss we have previously recognized) over its current fair value, if any. The difference is reclassified from the available-for-sale reserve in shareholders' equity to net income.

Investments in publicly-traded and private companies
Investments in publicly-traded and private companies
We classify our investments in companies where we have no control or significant influence as available-for-sale investments and account for them as follows:

•	publicly-traded companies - at fair value based on publicly quoted prices; and

•	private companies - at fair value using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches.

Investments in associates and joint arrangements
Investments in associates and joint arrangements
An entity is an associate when we have significant influence over the entity's financial and operating policies but do not control the entity. We are generally presumed to have significant influence over an entity when we hold more than 20% of the voting power.

A joint arrangement exists when there is a contractual agreement that establishes joint control over activities and requires unanimous consent for strategic financial and operating decisions. We classify our interests in joint arrangements into one of two categories:

•	joint ventures - when we have the rights to the net assets of the arrangement; and

•	joint operations - when we have the rights to the assets and obligations for the liabilities related to the arrangement.
We use the equity method to account for our investments in associates and joint ventures; we recognize our proportionate interest in the assets, liabilities, revenue, and expenses of our joint operations.

We initially recognize our investments in associates and joint ventures at cost and subsequently increase or decrease the carrying amounts based on our share of each entity's income or loss. Distributions we receive from these entities reduce the carrying amounts of our investments.

We eliminate unrealized gains and losses from our investments in associates or joint ventures against our investments, up to the amount of our interest in the entities.

Impairment in associates and joint ventures
Impairment in associates and joint ventures
At the end of each reporting period, we assess whether there is objective evidence that impairment exists in our investments in associates and joint ventures. If objective evidence exists, we compare the carrying amount of the investment to its recoverable amount and recognize the excess over the recoverable amount, if any, as a loss in net income.

Decommissioning and restoration costs
Decommissioning and restoration costs
We use network and other assets on leased premises in some of our business activities. We expect to exit these premises in the future and we therefore make provisions for the costs associated with decommissioning the assets and restoring the locations to their original conditions when we have a legal or constructive obligation to do so. We calculate these costs based on a current estimate of the costs that will be incurred, project those costs into the future based on management's best estimates of future trends in prices, inflation, and other factors, and discount them to their present value. We revise our forecasts when business conditions or technological requirements change.

When we recognize a decommissioning liability, we recognize a corresponding asset in property, plant and equipment and depreciate the asset based on the corresponding asset’s useful life following our depreciation policies for property, plant and equipment. We recognize the accretion of the liability as a charge to finance costs on the Consolidated Statements of Income.

Restructuring and Onerous contracts
Restructuring
We make provisions for restructuring when we have approved a detailed and formal restructuring plan and either the restructuring has started or management has announced the plan's main features to the employees affected by it. Restructuring obligations that have uncertain timing or amounts are recognized as provisions; otherwise they are recognized as accrued liabilities. All charges are recognized in restructuring, acquisition and other on the Consolidated Statements of Income (see note 9).

Onerous contracts
We make provisions for onerous contracts when the unavoidable costs of meeting our obligation under a contract exceed the benefits we expect to realize from it. We measure these provisions at the present value of the lower of the expected cost of terminating the contract or the expected cost of continuing with the contract. We recognize any impairment loss on the assets associated with the contract before we make the provision.

Provision estimates
We recognize a provision when a past event creates a legal or constructive obligation that can be reasonably estimated and is likely to result in an outflow of economic resources. We recognize a provision even when the timing or amount of the obligation may be uncertain, which can require us to use significant estimates.

Post-employment benefits - Defined Benefit Pension Plan and Defined Contribution Pension Plan
Post-employment benefits - defined benefit pension plans
We offer contributory and non-contributory defined benefit pension plans that provide employees with a lifetime monthly pension on retirement.

We separately calculate our net obligation for each defined benefit pension plan by estimating the amount of future benefits employees have earned in return for their service in the current and prior years and discounting those benefits to determine their present value.

We accrue our pension plan obligations as employees provide the services necessary to earn the pension. We use a discount rate based on market yields on high-quality corporate bonds at the measurement date to calculate the accrued pension benefit obligation. Remeasurements of the accrued pension benefit obligation are determined at the end of the year and include actuarial gains and losses, returns on plan assets, and any change in the effect of the asset ceiling. These are recognized in other comprehensive income and retained earnings.

The cost of pensions is actuarially determined and takes into account the following assumptions and methods for pension accounting related to our defined benefit pension plans:

•	expected rates of salary increases for calculating increases in future benefits;

•	mortality rates for calculating the life expectancy of plan members; and

•	past service costs from plan amendments are immediately expensed in net income.

We recognize our net pension expense for our defined benefit pension plans and contributions to defined contribution plans as an employee benefit expense in operating costs on the Consolidated Statements of Income in the periods the employees provide the related services.

Post-employment benefits - Defined Contribution Pension Plan
On July 1, 2016, we closed the defined benefit pension plans to new members and introduced a Defined Contribution Pension Plan. This change did not impact current members; any employee enrolled in any of the defined benefit pension plans continues to earn pension benefits and credited service in their respective plan.

We recognize a pension expense in relation to our contributions to the Defined Contribution Pension Plan when the employee provides service to the Company.

Termination benefits
Termination benefits
We recognize termination benefits as an expense when we are committed to a formal detailed plan to terminate employment before the normal retirement date and it is not realistic that we will withdraw it.

Stock option plans, Restricted share unit (RSU) and deferred share unit (DSU) plans, and Employee share accumulation plan
Stock option plans
Cash-settled share appreciation rights (SARs) are attached to all stock options granted under our employee stock option plan. This feature allows the option holder to choose to receive a cash payment equal to the intrinsic value of the option (the amount by which the market price of the Class B Non-Voting Share exceeds the exercise price of the option on the exercise date) instead of exercising the option to acquire Class B Non-Voting Shares. We classify all outstanding stock options with cash settlement features as liabilities and carry them at their fair value, determined using the Black-Scholes option pricing model or a trinomial option pricing model, depending on the nature of the share-based award. We remeasure the fair value of the liability each period and amortize it to operating costs using graded vesting, either over the vesting period or to the date an employee is eligible to retire (whichever is shorter).

Restricted share unit (RSU) and deferred share unit (DSU) plans
We recognize outstanding RSUs and DSUs as liabilities, measuring the liabilities and compensation costs based on the awards’ fair values, which are based on the market price of the Class B Non-Voting Shares, and recognizing them as charges to operating costs over the vesting period of the awards. If an award's fair value changes after it has been granted and before the exercise date, we recognize the resulting changes in the liability within operating costs in the year the change occurs. For RSUs, the payment amount is established as of the vesting date. For DSUs, the payment amount is established as of the exercise date.

Employee share accumulation plan
Employees voluntarily participate in the share accumulation plan by contributing a specified percentage of their regular earnings. We match employee contributions up to a certain amount and recognize our contributions as a compensation expense in the year we make them. Expenses relating to the employee share accumulation plan are included in operating costs.

Contingent liabilities
Contingent liabilities are liabilities of uncertain timing or amount and are not recognized until we have a present obligation as a result of a past event, it is probable that we will experience an outflow of resources embodying economic benefits to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

We disclose our contingent liabilities unless the possibility of an outflow of resources in settlement is remote.